Financial Instrument Risk Exposure and Risk Management	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Instrument Risk Exposure and Risk Management
28.	FINANCIAL INSTRUMENT RISK EXPOSURE AND RISK MANAGEMENT

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board
o
f Directors approves and monitors the risk management process.

(a)	Credit risk
Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s financial assets.
The Company is primarily exposed to credit risk on its cash and cash equivalents, accounts receivable and deposits and reclamation bonds. Exposure to credit risk related to financial institutions and cash deposits is limited through maintaining cash and equivalents and short-term investments with high-credit quality financial institutions and instruments. Credit risk with respect to receivables from the sale of non-core
assets is mitigated by security held in the event of default.
The carrying value of these financial assets totaling $404.5 million represents the maximum exposure to credit risk.

(b)	Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company ensures that there is sufficient capital in order to meet short term business requirements after taking into account the Company’s holdings of cash and cash equivalents.
In March 2020, the Company drew $180 million under its Revolving Facility as a cautionary measure given uncertainty regarding the impact of the
COVID-19
pandemic on the Company’s operations. The Company had no immediate need for the funds and in August 2020 repaid $200 million principal on the Revolving Facility. Management cannot accurately predict the impact
COVID-19
will have on the Company’s operations, the fair value of the Company’s assets, its ability to obtain financing, third parties’ ability to meet their obligations with the Company and the length of travel and quarantine restrictions imposed by governments of the countries in which the Company operates.
A summary of contractual maturities of financial liabilities is included in note 30.

(c)	Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise three types of risk: commodity price risk, interest rate risk and currency risk. Financial instruments affected by market risk include cash and cash equivalents, accounts receivable, marketable securities, reclamation deposits, accounts payable and accrued liabilities, debt and derivatives.

(i)	Interest rate risk
Interest on the Company’s Revolving Facility and Term Loan is variable based on LIBOR. Borrowings at variable rates of interest expose the Company to interest rate risk. At December 31, 2020, $200 million is outstanding under the Revolving Facility and $100 million is outstanding under the Term Loan. A
100-basis
point change in interest rates at the reporting date would have a $3.2 million impact on net income on an annualized basis.
(ii)	Foreign currency risk
The Company’s functional currency is the US dollar. The Company is exposed to currency risk on transactions and balances in currencies other than the functional currency, primarily the Brazilian Réal, Mexican Peso and Canadian Dollar.
Financial assets and liabilities denominated in currencies other than the US dollar are as follows:

	December 31, 2020		December 31, 2019
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Brazilian Réals	$73,236	$61,896	$28,653	$28,986
Mexican Pesos	9,889	5,952	-	-
Canadian Dollars	13,254	7,671	18,721	6,987

Total	$96,379	$75,519	$47,374	$35,973
Of the financial assets listed above, $58.4 million (December 31, 2019 – $12.9 million) represent cash and cash equivalents held in Brazilian Réals, $0.9 million (December 31, 2019 – $nil) represent cash and cash equivalents held in Mexican Pesos and $2.4 million (December 31, 2019 – $7.8 million) represent cash and cash equivalents held in Canadian dollars. Minimal cash is held in other currencies.
At December 31, 2020, with other variables unchanged, a 10% strengthening of the US dollar against the above currencies would have decreased net income by approximately $1.9 million (2019 – $1.0 million decrease to net loss). A 10% weakening of the US dollar would have the opposite effect on net income.
The Company has a foreign currency exchange risk management program (note 12(b)) in order to manage foreign currency risk on its Brazilian Réal and Mexican Peso expenditures.

(iii)	Commodity price risk
Gold prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the political and economic conditions of major gold producing countries. The profitability of the Company is directly related to the market price of gold. A decline in the market price for this precious metal could negatively impact the Company’s future operations. As part of the Leagold Acquisition (note 5 and 12(a)) the Company assumed gold collar and forward swap contracts. The Company has not hedged any of its gold sales, other than those assumed as part of the Leagold Acquisition.